SHARE-BASED PAYMENTS - Restricted Shares (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Granted (in shares) | shares	628,515
Restricted shares
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Granted (in shares) | shares	56,995	33,194	32,942
Restricted shares | Maximum
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Price per share (in usd per share) | $ / shares	$ 8.47	$ 10.13	$ 9.27
Restricted shares | Minimum
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Price per share (in usd per share) | $ / shares	$ 8.47	$ 10.13	$ 7.87